LEASE LIABILITIES (Details Narrative) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
short-term lease expenses	$ 1,122,000	$ 169,000
Interest expenses in finance cost	$ 0	$ 18,000	$ 68,000